Financial Instruments (Schedule of Sensitivity Analysis) (Details) - Currency risk [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Shekel/dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	$ (9,219)	$ 452
5% increase effect on net income (loss) and equity	(4,609)	226
5% decrease effect on net income (loss) and equity	4,609	(226)
10% decrease effect on net income (loss) and equity	9,219	(452)
Shekel/EUR [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
10% increase effect on net income (loss) and equity	(728)	(814)
5% increase effect on net income (loss) and equity	(364)	(407)
5% decrease effect on net income (loss) and equity	364	407
10% decrease effect on net income (loss) and equity	728	814
CPI linked [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
2% increase effect on net income (loss) and equity	(6,639)	(13,455)
1% increase effect on net income (loss) and equity	(3,320)	(6,727)
1% decrease effect on net income (loss) and equity	3,320	3,346
2% decrease effect on net income (loss) and equity	$ 6,201	$ 6,095